CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Additional (Details) - USD ($)	1 Months Ended
	Apr. 30, 2019	Jun. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Jul. 03, 2018
Unicred S.A.
Pledged and restricted assets
Amount of loan taken				$ 1,038,883	$ 1,038,883	$ 1,038,883
Macro
Pledged and restricted assets
Amount of loan taken		$ 500,000
Santander Rio
Pledged and restricted assets
Amount of loan taken					$ 3,500,000
Finares SA
Pledged and restricted assets
Amount of loan taken				$ 285,000
Itau
Pledged and restricted assets
Amount of loan taken			$ 2,500,000
Compass Latam & Odisea
Pledged and restricted assets
Amount of negotiable instruments issued	$ 16,000,000
Percentage of shares pledged	10.00%
Other financial assets
Pledged and restricted assets
Syndicated loan entered by Rizobacter		$ 45,000,000
Other financial assets | Banco Galicia
Pledged and restricted assets
Amount of Pledge granted in fixed term certificate							$ 4,298,101